PROPERTY AND EQUIPMENT	12 Months Ended
May 31, 2025
Property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT [Text Block]

7. PROPERTY AND EQUIPMENT

The following table summarizes the Company's property and equipment as at May 31, 2025 and 2024:

	Motor Vehicle $	Furniture & Fixtures $	Leasehold Improvement $	Computer Equipment $	Research Equipment $	Capital Work in Progress $	Total $
Cost:
Balance at May 31, 2023	78,156	110,932	990,141	63,621	36,568	1,394,211	2,673,629
Additions	-	68,314	545,440	34,936	214,681	108,648	972,019
Disposals	(38,151)	-	-	-	-	-	(38,151)
Transfers	-	-	-	-	1,502,859	(1,502,859)	-
Balance at May 31, 2024	40,005	179,246	1,535,581	98,557	1,754,108	-	3,607,497
Additions	18,464	5,498	53,881	17,199	398,455	969,799	1,463,296
Balance at May 31, 2025	58,469	184,744	1,589,462	115,756	2,152,563	969,799	5,070,793
Accumulated depreciation:
Balance at May 31, 2023	23,127	14,393	59,534	19,040	3,833	-	119,927
Charge for the year	13,180	29,230	278,273	15,963	46,931	-	383,577
Disposals	(24,639)	-	-	-	-	-	(24,639)
Balance at May 31, 2024	11,668	43,623	337,807	35,003	50,764	-	478,865
Charge for the year	12,309	35,580	309,685	21,010	103,885	-	482,469
Balance at May 31, 2025	23,977	79,203	647,492	56,013	154,649	-	961,334
Carrying amounts:
At May 31, 2023	55,029	96,539	930,607	44,581	32,735	1,394,211	2,553,702
At May 31, 2024	28,337	135,623	1,197,774	63,554	1,703,344	-	3,128,632
At May 31, 2025	34,492	105,541	941,970	59,743	1,997,914	969,799	4,109,459

As at May 31, 2025, the Company had not identified any impairment indicators.